Income Tax - Reconciliation of income tax benefit (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018		Jun. 30, 2017
Income Taxes [Abstract]
Loss before income tax (expense) benefit	$ (605,556)	$ (58,131)		$ (52,400)
Statutory income tax rate	19.00%	19.00%		19.75%
At the U.K.’s statutory income tax rate of 19% in fiscal 2019 and 2018, and 19.75% in fiscal 2017	$ 115,031	$ 12,508		$ 11,781
Tax effect of amounts that are not taxable (deductible) in calculating taxable income:
Research and development incentive	660	2,620		18,404
Non-deductible charges relating to exchangeable senior notes	(104,445)	(3,195)		0
Share-based payment	(3,729)	(11,199)		(9,946)
Amortization of intangible assets that do not give rise to deferred taxes	(4)	(31)		(673)
Foreign tax rate adjustment	1,685	(4,968)		(1,990)
Adjustment to deferred tax balance	6,337	(14,602)		(332)
Other items, net	(906)	(3,023)		(2,898)
Income tax benefit (expense) before adjustments in respect to current and deferred tax of previous years	14,629	(21,890)		14,346
Adjustments in respect to current income tax of previous years	(361)	(48)		(25)
Adjustments in respect to deferred income tax of previous years	(46,333)	(33,363)		630
Income tax (expense) benefit	$ (32,065)	$ (55,301)	[1]	$ 14,951	[1]

[1]	As adjusted to reflect the impact of the full retrospective adoption of IFRS 15. See Note 2 for further details.